Victory Global Managed Volatility Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Global Managed Volatility Composite Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.14%	8.75%	8.93%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.74%	9.97%	9.33%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.92%	7.12%	7.40%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.30%	7.35%	7.12%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.90%	10.19%	9.54%

[1]	The Global Managed Volatility Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation and consists of the MSCI All-Country World Index (70%) and the Bloomberg 1-3 Month US Treasury Bill (30%).